LONG-TERM INVESTMENTS, NET - Schedule of equity investments without readily determinable fair values (Details) $ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Jun. 30, 2024 HKD ($)	Jan. 31, 2016
Cost method investments, fair value disclosure	$ 27,656		$ 28,170
Less: impairment on cost method investments	$ (46,111)		$ (47,336)
Beijing Zhongjiao Huineng Information Technology Co., Ltd ("Zhongjiao Huineng")
Ownership percentage	13.00%		13.00%		13.00%	13.30%
Cost method investments, fair value disclosure	$ 517
Less: impairment on cost method investments		$ (517)	$ 529	$ (529)
AM Advertising
Ownership percentage	20.00%		20.00%		20.00%
Cost method investments, fair value disclosure			$ 74,977		$ 73,250
Less: impairment on cost method investments	$ (45,594)		$ (46,807)